Equity - Share Options, Fair Value Assumptions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	4 years	4 years
Expected volatility	70.00%	77.00%
Risk-free interest rate	1.00%	1.00%
Options Outstanding (in shares) | shares	4,828,173	5,537,729	5,505,500
Compensation expense	$ 3,125	$ 3,024
Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 1,245	$ 1,414